Long-term investments -Combined Information for APUC's interest in VIE's (Details) - Variable Interest Entity, Not Primary Beneficiary - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Carrying amount	$ 174,685	$ 59,091
Development loans receivable (e)	21,804	35,000
Performance guarantees and other commitments on behalf of VIEs	965,291	1,364,871
APUC's maximum exposure in regard to VIE's	$ 1,161,780	$ 1,458,962